GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 23 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2021 and 2020 include the following:

	For the Years Ended December 31,
	2021	2020
Consulting and professional services	$660,117	$424,891
Marketing	73,277	72,942
Rent expense	250,994	144,423
Repairs and maintenance	11,144	103,152
Salaries, wages, bonuses and other benefits	4,197,397	3,031,485
Travel	13,356	13,356
Utilities	142,019	112,027
Other	1,151,991	1,314,430
Development charges	456,180	378,010
Stock-based compensation	293,837	394,717
Provision for doubtful debts	(39,108)	161,788
Total general and administrative expenses	$7,211,204	$6,151,221

NOTE 24 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2020 and 2019 include the following:

	For the Years Ended December 31,
	2020	2019
Consulting and professional services	$424,891	$606,738
Marketing	72,942	814,873
Rent expense	144,423	457,735
Repairs and maintenance	103,152	120,023
Salaries, wages, bonuses and other benefits	3,031,485	3,538,114
Travel	13,356	447,383
Utilities	112,027	85,319
Other	1,314,430	499,834
Development charges	378,010	360,933
Stock-based compensation	394,717	171,768
Provision for doubtful debts	161,788	—
Total general and administrative expenses	$6,151,221	$7,102,720